Revenue from Contracts with Customers	3 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue from Contracts with Customers

14. REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended December 31,
	2024	2023
B2B	182,045	140,410
DTC	178,517	160,655
Other	1,157	1,859
Revenue	361,719	302,924

Our B2B and DTC channels generate revenue across each of our reportable segments. In our Americas and EMEA reportable segments, the distribution between B2B and DTC revenue approximates the distribution for the consolidated group on a full year basis. Due to the seasonality of the business, as of December 31, 2024, the distribution in the Americas reportable segment has a stronger share in DTC than B2B.